Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 OperatingSegments	Dec. 31, 2022 ReportingSegments
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments	1	1
Computer Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful lives	3 years	3 years
Furniture and Fixtures [Member]
Summary Of Significant Accounting Policies [Line Items]
Property plant and equipment useful lives	5 years	5 years